General information and basis of presentation	12 Months Ended
Dec. 31, 2025
General information and basis of presentation
General information and basis of presentation
1	General information and basis of presentation
(a)	General information

WeRide Inc. (the “Company”), an exempted company with limited liability, was incorporated in the Cayman Islands under the Companies Act, Cap. 22 (Law 3 of 1961, as consolidated and revised) of the Cayman Islands on March 13, 2017. The Company’s American Depositary Shares (“ADSs”) have been listed on the Nasdaq Stock Market since October 25, 2024 and the Company completed its initial public offering (“IPO”) on October 28, 2024. Each ADS of the Company represents three ordinary shares.

On November 6, 2025, the Company completed its global offering (“Global Offering”), including the Hong Kong Public Offering and the International Offering, on the Stock Exchange of Hong Kong Limited (“HKEX”).

The Company is an investment holding company. The Company, through its wholly-owned subsidiaries (collectively referred to as the “Group”), is principally engaged in providing autonomous driving products and services. The Group’s principal operations and geographic markets are in the People’s Republic of China (the “PRC”).

(b)	VIE reorganization

Historically, the Company conducted its surveying and mapping in internet mapping service category and held the relevant license through Guangzhou Jingqi Technology Co., Ltd. (“Guangzhou Jingqi” or the former “VIE”) and its subsidiaries prior to March 2023. The Company had control over the former VIE via a series of contractual arrangements (“VIE Arrangements”). The directors of the Company consider that the VIE Arrangements were in compliance with the relevant PRC laws and regulations and were legally binding and enforceable. In March 2023, the Group acquired 100% equity interest of the former VIE and its subsidiaries at the consideration of RMB0.6 million and the previous VIE Arrangements were terminated. Since March 2023, the Company controls the former VIE and its subsidiaries through legal ownership interests and the former VIE and its subsidiaries accounted for as consolidated subsidiaries of the Company.

(c)	Basis of preparation and presentation

The Group has adopted December 31 as its financial year end date. These consolidated financial statements have been prepared in accordance with all applicable International Financial Reporting Standards Accounting Standards (“IFRS” or “IFRS Accounting Standards”) as issued by the International Accounting Standards Board (“IASB”). These consolidated financial statements were approved and authorised for issue by the Board of Directors on April 21, 2026. Material accounting policies adopted by the Group are disclosed in Note 2.

The IASB has issued a number of new and revised IFRS Accounting Standards that are first effective or available for early adoption for the annual accounting periods beginning on January 1, 2025. Note 1(d) provides information on any changes in accounting policies resulting from initial application of these developments to the extent that they are relevant to the Group for the year ended December 31, 2025 reflected in these consolidated financial statements. The new and revised accounting standards and interpretations issued but not yet effective for the accounting period beginning on January 1, 2025 are set out in Note 36.

The consolidated financial statements for the years presented comprise the Company and its subsidiaries.

The measurement basis used in the preparation of these consolidated financial statements is the historical cost basis except that the following assets and liabilities are stated at their fair value as explained in the accounting policies set out below:

-	Other investments in securities (see Note 2(g)); and
-	Financial liabilities measured at FVTPL (see Note (2(s)).

The preparation of these consolidated financial statements in conformity with IFRS Accounting Standards requires management to make judgments, estimates and assumptions that affect the application of policies and reported amounts of assets, liabilities, income and expenses. The estimates and associated assumptions are based on historical experience and various other factors that are believed to be reasonable under the circumstances, the results of which form the basis of making the judgments about carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.

Judgments made by management in the application of IFRS Accounting Standards that have significant effect on the consolidated financial statements and major sources of estimation uncertainty are discussed in Note 3.

(d)	Changes in accounting policies

The IASB has issued the following amendments to IFRS Accounting Standards that are first effective for the accounting period beginning on January 1, 2025 and the Group has applied these amendments to these consolidated financial statements for the current year:

●	Amendments to IAS 21, Lack of exchangeability

None of these developments have had a material effect on how the Group’s results and financial position for the accounting period beginning on January 1, 2025 have been prepared or presented.